Summary Prospectus, Statutory Prospectus and Statement of Additional Information Supplement dated February 12, 2021
The purpose of this supplement is to provide you with changes to the current Summary and Statutory Prospectuses and Statements of Additional Information for the Funds listed below:
Invesco Endeavor Fund
Invesco Main Street Mid Cap Fund®
Invesco Main Street Small Cap Fund®
Invesco Oppenheimer V.I. Main Street Small Cap Fund®
Invesco Select Companies Fund
Invesco V.I. Mid Cap Core Equity Fund
This supplement amends the Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information of the above referenced funds (the “Funds”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information and retain it for future reference.
Raymond Anello will no longer serve as Portfolio Manager of the Funds. All references to Mr. Anello in the Summary and Statutory Prospectuses and Statements of Additional Information are hereby removed.
AGS-AIF-AVIF-SUMSTATSAI-SUP 021221